OTHER CURRENT ASSETS (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Assets [Abstract]
Fair value of derivative contracts (Note 23)	395	259
Deferred income tax assets (Note 16)	117	285
Assets held for sale (Note 6)	85	0
Regulatory Assets (Note 9)	42	178
Other	206	270
Total other current assets	845	992